Segment Information (Table)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Net Revenues by Geographic Area

Net revenues by geographic area are based upon the location of the customers. Total net revenues by geographic area are presented as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	—	712,115	1,706,086	261,469
Malaysia	98,484	140,895	124,991	19,156
	98,484	853,010	1,831,077	280,625

Summary of Long-lived Assets by Geographic Area

Long-lived assets by geographic area are presented as follows:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
PRC	3,807,201	6,016,479	922,066
Malaysia	974,353	958,408	146,882
India	208,668	229,241	35,133
	4,990,222	7,204,128	1,104,081